Obligations Related to Capital Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Capital Lease Obligations

	December 31, 2017 $	December 31, 2016 $
LNG Carriers	961,711	338,257
Suezmax Tankers	198,746	54,582
Total obligations related to capital leases	1,160,457	392,839
Less current portion	(114,173)	(40,353)
Long-term obligations related to capital leases	1,046,284	352,486

Schedule of Repayments of Capital Leases Including Imputed Interest
As at December 31, 2017, the remaining commitments related to the eight capital leases for Teekay LNG's LNG carriers and LNG carrier newbuildings, including the related purchase obligations, approximated $1.4 billion, including imputed interest of $429.9 million, repayable from 2018 through 2027, as indicated below:

Year	Commitment
2018	$111,678
2019	$119,564
2020	$118,901
2021	$117,904
2022	$117,109
Thereafter	$806,458
As at December 31, 2017, the remaining commitments related to the six capital leases for Suezmax tankers, including the related purchase obligations, approximated $269.0 million, including imputed interest of $70.3 million, repayable from 2018 through 2029, as indicated below:

Year	Commitment
2018	$67,214
2019	$16,236
2020	$16,279
2021	$16,233
2022	$16,232
Thereafter	$136,846